Schedule of Currency Exchange Rates (Details)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Year End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.0950	6.8717	6.3482
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.1157	6.8855	6.4083